ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

August 12, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	AllianzGI Artificial Intelligence Opportunities Fund
Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of AllianzGI Artificial Intelligence Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-231889 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 1 to the Fund’s Registration Statement No. 811-23446 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

This Pre-Effective Amendment No. 1 is being filed for the purposes of implementing comments provided to us by Mr. David L. Orlic, the Fund’s Securities and Exchange Commission staff reviewer, with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on May 31, 2019, and to provide certain other updates.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me (at 617-951-7831) or to David C. Sullivan (at 617-951-7362).

Regards,

/s/ Robert M. Schmidt

Robert M. Schmidt

cc:	David C. Sullivan, Esq.
Craig Ruckman, Esq.